Offerings - Offering: 1	May 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,898,083,806.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 596,796.63
Offering Note	(i) Title of each class of securities to which the transaction applies: common stock, par value $0.0001 per share ("Common Stock"), of SpringWorks Therapeutics, Inc. (the "Company"). (ii) Aggregate number of securities to which the transaction applies: As of the close of business on May 14, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 80,084,208, which consists of: a. 75,348,912 issued and outstanding shares of Common Stock; b. 10,391,150 shares of Common Stock underlying outstanding stock options with exercise prices below $47.00; c. 2,606,760 shares of Common Stock underlying outstanding restricted stock units subject solely to service-based vesting conditions; and d. 737,386 shares of Common Stock underlying outstanding restricted share unit awards subject to performance-based vesting conditions and assuming the maximum level of achievement. (iii) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on May 14, 2025, the underlying value of the transaction was calculated as the sum of: a. the product of 75,348,912 shares of Common Stock multiplied by the merger consideration of $47.00; b. the product of 10,391,150 shares of Common Stock subject to issuance pursuant to outstanding stock options with exercise prices below $47.00, multiplied by $19.20 (which is the excess of $47.00 over $27.80, the weighted average exercise price of such stock options); c. the product of 2,606,760 shares of Common Stock underlying outstanding restricted stock units subject solely to service-based vesting conditions multiplied by the merger consideration of $47.00; and d. the product of 737,386 shares of Common Stock underlying outstanding restricted share unit awards subject to performance-based vesting conditions and assuming the maximum level of achievement multiplied by the merger consideration of $47.00. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by .00015310.